Derivative Liabilities - Schedule of Fair Value of Liability-Classified Bridge Shares (Details)	May 31, 2023	Dec. 31, 2022	May 31, 2022
Measurement Input, Share Price [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability	5.3	5	5
Measurement Input, Price Volatility [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability	115.1	101.9	99.7
Measurement Input, Expected Term [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability	0.99
Measurement Input, Expected Term [Member] | Minimum [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability		0.39	1
Measurement Input, Expected Term [Member] | Maximum [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability		0.41	1.03
Measurement Input, Expected term (in years) - Warrants [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability	4.99	4.39	5
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability	4.8	4.06
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability			2.76
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability			2.84
Measurement Input, Dividend yield [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability	0	0	0
Measurement Input, IPO Probability [Member]
Schedule of Conversion Features in Convertible Promissory Notes [Line Items]
Fair value of liability	95	95	95